Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories.
Schedule of Inventory

	2023	2022
	US$'000	US$'000
Finished goods	162,962	169,956
Raw materials in progress and industrial supplies	182,612	266,348
Other inventories	38,267	44,257
Advances to suppliers	—	19,519
Total	383,841	500,080